11. WARRANTS (Details - Assumptions) (Warrants [Member], USD $)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Average expected life		7 years	7 years
Expected dividends	$ 0.00	$ 0	$ 0
Minimum [Member]
Risk free interest rate	0.79%
Average expected life	5 years
Expected Volatility Rate	90.10%
Maximum [Member]
Risk free interest rate	2.29%
Average expected life	7 years
Expected Volatility Rate	95.80%